Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ (9,332)	$ (2,671)	$ (12,598)	$ (9,269)
Selling, general and administrative expenses	(7,399)	(691)	(9,585)	(2,730)
Loss from operations	(16,731)	(3,362)	(22,183)	(11,999)
Other income (expense)
Interest expense		(1,565)	(5,459)	(3,260)
Interest income	169
Change in fair value of convertible notes payable derivative liabilities		(635)	(1,358)	1,119
Change in fair value of warrant liabilities			363,299
Total other income (expense)	169	(2,200)	346,300	(2,114)
Other income (expense)			(12)	27
Loss on extinguishment of debt			(10,170)
Net income (loss)	$ (16,562)	$ (5,562)	$ 324,117	$ (14,113)
Net income (loss) per share, basic (in Dollars per share)			$ 3.11	$ (0.16)
Net loss per share, diluted (in Dollars per share)			$ (0.35)	$ (0.16)
Weighted-average shares outstanding, basic (in Shares)			104,324,059	86,643,714
Weighted-average shares outstanding, diluted (in Shares)	170,249,708	86,762,463	112,570,960	86,643,714
Weighted-average shares outstanding, basic and diluted (in Shares)	170,249,708	86,762,463
Net loss per share, basic and diluted (in Dollars per share)	$ (0.10)	$ (0.06)